Organization, Nature of Business and Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Impact of Immaterial Error on Select Unaudited Condensed Statement of Cash Flows Line Items

The following table summarizes the impact of the immaterial error on select unaudited condensed statement of cash flows line items for the nine months ended September 30, 2018 (in thousands):

	As previously reported	Adjustment	As revised
Cash flows from operating activities:
Changes in:
Prepaid expenses and other assets	$(15,636)	$1,882	$(13,754)
Accrued expenses and other liabilities	10,274	(13,412)	(3,138)
Net cash provided by (used in) operating activities	$9,547	$(11,530)	$(1,983)
Cash flows from financing activities:
Proceeds from insurance premium financing	$—	$17,782	$17,782
Payments on insurance premium financing	—	(6,252)	(6,252)
Net cash provided by (used in) financing activities	$(9,624)	11,530	$1,906